Acquisitions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2010 Numit LLC [Member]	Dec. 31, 2010 Steel Technologies LLC [Member]	Apr. 30, 2010 Steel Technologies LLC [Member]	Dec. 31, 2011 Other Minor Acquisitions [Member]	Dec. 31, 2010 Other Minor Acquisitions [Member]	Dec. 31, 2009 Other Minor Acquisitions [Member]
Significant Acquisitions and Disposals [Line Items]
Number of processing facilities		25
Business acquisition purchase price				$ 4.0	$ 64.8	$ 8.1
Payments to acquire interest in joint venture	$ 221.3
Equity method investment, ownership percentage	50.00%		100.00%